DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Noninterest-bearing transaction	$ 541,546	$ 290,867
Interest-bearing transaction	704,326	475,757
Savings	56,715	42,731
Time deposits, $250,000 and under	224,556	293,707
Time deposits, over $250,000	29,308	36,599
Total deposits	$ 1,556,451	$ 1,139,661